LEASES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease description	The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years.		The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years.
Operating lease, existence of option to extend	true		true
Operating lease option to extend	These leases often include options to extend the term of the lease which may be for periods of up to 5 years.		These leases often include options to extend the term of the lease, which may be for periods of up to 5 years.
Operating lease renewl term	5 years		5 years
Tool rental revenue	$ 30.0	$ 32.3	$ 119.2	$ 99.0
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 month		1 month
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	14 years		14 years